Information on related parties	12 Months Ended
Dec. 31, 2025
Disclosure of transactions between related parties [abstract]
Information on related parties	Information on related parties
Milkywire
In 2021, following a competitive selection process, Klarna engaged Milkywire AB ("Milkywire") to provide sustainability related services, including the sourcing, vetting and monitoring of climate and nature initiatives, as well as the facilitation of carbon credit purchases from third-party providers on Klarna's behalf. Milkywire was founded in 2018 by Nina Siemiatkowski, who is the spouse of Sebastian
Siemiatkowski, our Co-Founder and Chief Executive Officer. Mrs. Siemiatkowski remains the chief executive officer and majority owner of Milkywire.
Klarna paid Milkywire $0.9 million in 2025, $0.7 million in 2024 and $0.9 million in 2023 for sustainability related services. Separately, Klarna transferred to Milkywire an additional $0.5 million in
2025 and $1.0 million in 2024 for the purchase of carbon credits on Klarna's behalf; these amounts were paid in full by Milkywire to the third-party providers of the carbon credits and Milkywire did not retain any margin on these transactions.
The engagement of Milkywire, including the fees paid, was approved by the board of directors with Mr.
Siemiatkowski recusing himself from the related deliberations and approval, in accordance with the
Company's conflicts of interest policies. The board believes the fees paid to Milkywire reflect competitive rates for the services provided..
WRLD Foundation
The Company made charitable contributions of $2.3 million in 2025, $3.8 million in 2024 and $5.5 million in 2023 to the WRLD Foundation, a registered nonprofit organization in the United States and
Sweden. Nina Siemiatkowski is a board member of the WRLD Foundation. The WRLD Foundation distributes all contributions received from Klarna to underlying recipient organizations that have been sourced and vetted by Milkywire as part of Klarna's planet health initiative; the identity of all recipient organizations has been reported to Klarna. These contributions were approved by the board of directors, with Mr. Siemiatkowski recusing himself from the related deliberations and approval.
Compensation to the board of directors and senior management
The table below summarizes the compensation paid or payable to the board of directors and senior management. The increase in total compensation from $14 million in 2023 to $99 million in 2025 principally reflects the introduction of equity-based compensation programs at the Klarna Group plc level in connection with the Company's initial public offering. The amounts reported for fixed and variable equity-
based compensation represent grant-date fair values calculated in accordance with IFRS 2 and do not represent cash compensation paid to, or value currently received by, the recipients. A significant portion of the equity-based compensation reported in 2025 relates to awards with exercise prices substantially above the current share price, as further described in Note 22 and in Item 6:

Salaries and other remuneration to the board and senior management	2025	2024	2023
Basic salary/fee ................................................................................................	$13	$13	$10
Fixed equity-based compensation ...............................................................	36	32	—
Variable equity-based compensation ..........................................................	48	18	1
Other variable-based compensation ............................................................	1	1	2
Other benefits ...................................................................................................	1	1	—
Pension expenses .............................................................................................	1	1	1
Total .....................................................................................................................	$99	$65	$14
In December 2024, the Group granted 216,468 ordinary shares and 400,065 share options to certain members of senior management. The shares were granted by the board of directors of Klarna Group plc and were accounted for as equity-settled share-based payments.
During 2025, the Group granted 108,960 ordinary shares and 8,834,736 share options at a weighted average exercise price of $104 to certain members of senior management. Additionally, the board of directors, acting on the recommendation of the Remuneration and Nomination Committee, granted options to acquire 17,505,672 Class C shares to Mr. Siemiatkowski, and amended the terms of options previously granted to Mr. Siemiatkowski in the fourth quarter of 2024 to allow for such options to be exercised into
2,941,236 Class C shares (or 1,470,618 ordinary shares); this amendment did not reduce the exercise price of the underlying award. Two Class C share options entitle the recipient to either one ordinary share or two
Class C shares, at Mr. Siemiatkowski's election. The weighted average exercise price, expressed as the equivalent of one ordinary share, is $91.8, representing a significant premium to the initial public offering price of $40.00. As of the date of this report, the share options granted to both senior management and
Mr. Siemiatkowski remain substantially out of the money. The options vest over a four-year period.
The shares and options described above were granted by the board of directors of Klarna Group plc, acting on the recommendation of the Remuneration and Nomination Committee, and were accounted for as equity-settled share-based payments, with the related expense recognized over the applicable vesting periods in accordance with IFRS 2 based on grant-date fair values.
During 2025, the Company, through its indirectly wholly owned subsidiary, Klarna Bank AB, repurchased an aggregate of 1,267,752 warrants as detailed in Note 22 – Share-Based Payments. Of the total repurchased warrants, 17,500 were held by members of the Company’s management team.